Debt	12 Months Ended
Dec. 31, 2019
Debt
Debt

18.Debt

During the year ended December 31, 2019 the Group had available RUR denominated credit facilities with an overall credit limit of 3,460 (2,000 of which is secured, see note 30), with maturity up to December 2021, and with interest rate of up to 30% per annum. The balance payable under these credit lines as of December 31, 2019 is 1,545 and matures in 2021. Certain of these agreements stipulated the right of a lender to increase the interest rate in case the covenants are violated.